Warrants - Narrative (Details) $ / shares in Units, $ in Thousands	Feb. 17, 2021 tradingDay $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Feb. 03, 2021 $ / shares
Class of Warrant or Right [Line Items]
Exercise price of warrants (in dollars per share)		$ 0.11	$ 0.11
Warrants term			10 years
Derivative liability | $		$ 0
Warrant, tranche two, exercise price (in dollars per share)	$ 9.20
Public Warrants
Class of Warrant or Right [Line Items]
Exercise price of warrants (in dollars per share)	$ 11.50	$ 11.50
Number of warrants issued (in shares) | shares	15,812,500
Number of securities called by each warrant or right (in shares) | shares	1
Redemption price (in dollars per share)	$ 0.01	$ 18.00
Number of shares (in shares) | shares		15,813,000
Private Placement Warrants
Class of Warrant or Right [Line Items]
Exercise price of warrants (in dollars per share)		$ 11.50
Number of warrants issued (in shares) | shares	8,325,000
Warrants holding period	30 days
Private Placement Warrants
Class of Warrant or Right [Line Items]
Exercise price of warrants (in dollars per share)	$ 11.50	11.50
Number of warrants exercisable (in shares) | shares	4,162,500
Redemption price (in dollars per share)		$ 18.00
Number of shares (in shares) | shares		4,163,000
Private Placement Warrants
Class of Warrant or Right [Line Items]
Exercise price of warrants (in dollars per share)		$ 20.00
Number of warrants exercisable (in shares) | shares	4,162,500	4,162,500
Trading price (in dollars per share)	$ 20.00	$ 20
Redemption price (in dollars per share)		$ 18.00
Number of shares (in shares) | shares		4,163,000
Common Class A
Class of Warrant or Right [Line Items]
Conditional exercise price of warrants (in dollars per share)	$ 18.00
Threshold consecutive trading days | tradingDay	20
Threshold trading days | tradingDay	30
Number of shares (in shares) | shares		1,800,000